Inventories (Tables)	3 Months Ended
Mar. 31, 2019
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,	March 31,
	2018	2019
	(in US$’000)
Raw materials	652	1,333
Finished goods	11,657	16,279
	12,309	17,612